Exhibit 99.2

June 1, 2017

Stewart Title Company

1980 Post Oak Blvd.

Houston, TX 77056

RE:	Home Partners of America 2017-1 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)

a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).

2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).

3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.

b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Company, a Texas corporation

By:	/s/ Salvatore Sammartino
Name:	Salvatore Sammartino
Title:	Vice President
Date:	June 1, 2017

Schedule I

Subject Property Originally Designated Non- HOA	State	Description of Discrepancy	Revised Designation (HOA or apparent Non- HOA)	Date of Updated Designation
p29-0600	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0649	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0673	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0743	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0765	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0767	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0861	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0865	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0890	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0891	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0896	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0898	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0914	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0919	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0925	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0957	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0967	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0970	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0982	CA	HOA Discrepancy	N/A	June 1, 2017
p29-0991	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1003	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1057	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1061	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1063	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1069	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1073	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1090	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1095	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1109	CA	HOA Discrepancy	N/A	June 1, 2017
p29-1113	CA	HOA Discrepancy	N/A	June 1, 2017
p36-0689	CO	HOA Discrepancy	N/A	June 1, 2017
p36-0754	CO	HOA Discrepancy	N/A	June 1, 2017
p36-0755	CO	HOA Discrepancy	N/A	June 1, 2017
p36-0757	CO	HOA Discrepancy	N/A	June 1, 2017

Subject Property Originally Designated Non- HOA	State	Description of Discrepancy	Revised Designation (HOA or apparent Non- HOA)	Date of Updated Designation
p36-0853	CO	HOA Discrepancy	N/A	June 1, 2017
p36-0881	CO	HOA Discrepancy	N/A	June 1, 2017
p36-0925	CO	HOA Discrepancy	N/A	June 1, 2017
p36-1088	CO	HOA Discrepancy	N/A	June 1, 2017
p36-1116	CO	HOA Discrepancy	N/A	June 1, 2017
p36-1129	CO	HOA Discrepancy	N/A	June 1, 2017
p36-1133	CO	HOA Discrepancy	N/A	June 1, 2017
p30-1576	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1578	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1622	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1624	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1662	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1701	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1740	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1752	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1772	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1845	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1864	FL	HOA Discrepancy	N/A	June 1, 2017
p30-1873	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2152	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2153	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2182	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2190	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2225	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2231	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2253	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2268	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2315	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2339	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2366	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2372	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2380	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2384	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2392	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2414	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2417	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2426	FL	HOA Discrepancy	N/A	June 1, 2017

Subject Property Originally Designated Non- HOA	State	Description of Discrepancy	Revised Designation (HOA or apparent Non- HOA)	Date of Updated Designation
p30-2470	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2471	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2543	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2555	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2580	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2592	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2594	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2596	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2605	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2611	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2617	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2625	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2632	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2636	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2644	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2661	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2690	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2701	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2707	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2709	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2710	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2737	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2746	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2776	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2783	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2785	FL	HOA Discrepancy	N/A	June 1, 2017
p30-2788	FL	HOA Discrepancy	N/A	June 1, 2017
p32-2301	GA	HOA Discrepancy	N/A	June 1, 2017
p32-2347	GA	HOA Discrepancy	N/A	June 1, 2017
p21-0032	IL	HOA Discrepancy	N/A	June 1, 2017
p33-0590	IL	HOA Discrepancy	N/A	June 1, 2017
p33-0637	IL	HOA Discrepancy	N/A	June 1, 2017
p33-0665	IL	HOA Discrepancy	N/A	June 1, 2017
p33-0689	IL	HOA Discrepancy	N/A	June 1, 2017
p33-0759	IL	HOA Discrepancy	N/A	June 1, 2017
p33-0763	IL	HOA Discrepancy	N/A	June 1, 2017
p33-0837	IL	HOA Discrepancy	N/A	June 1, 2017

Subject Property Originally Designated Non- HOA	State	Description of Discrepancy	Revised Designation (HOA or apparent Non- HOA)	Date of Updated Designation
p33-0866	IL	HOA Discrepancy	N/A	June 1, 2017
p33-0890	IL	HOA Discrepancy	N/A	June 1, 2017
p33-0892	IL	HOA Discrepancy	N/A	June 1, 2017
p37-0161	IN	HOA Discrepancy	N/A	June 1, 2017
p37-0234	IN	HOA Discrepancy	N/A	June 1, 2017
p37-0236	IN	HOA Discrepancy	N/A	June 1, 2017
p37-0240	IN	HOA Discrepancy	N/A	June 1, 2017
p44-0114	KS	HOA Discrepancy	N/A	June 1, 2017
p44-0157	KS	HOA Discrepancy	N/A	June 1, 2017
p46-0190	MD	HOA Discrepancy	N/A	June 1, 2017
p46-0208	MD	HOA Discrepancy	N/A	June 1, 2017
p46-0217	MD	HOA Discrepancy	N/A	June 1, 2017
p38-0352	MN	HOA Discrepancy	N/A	June 1, 2017
p38-0428	MN	HOA Discrepancy	N/A	June 1, 2017
p38-0468	MN	HOA Discrepancy	N/A	June 1, 2017
p38-0522	MN	HOA Discrepancy	N/A	June 1, 2017
p38-0558	MN	HOA Discrepancy	N/A	June 1, 2017
p38-0579	MN	HOA Discrepancy	N/A	June 1, 2017
p38-0600	MN	HOA Discrepancy	N/A	June 1, 2017
p38-0669	MN	HOA Discrepancy	N/A	June 1, 2017
p38-0703	MN	HOA Discrepancy	N/A	June 1, 2017
p38-0720	MN	HOA Discrepancy	N/A	June 1, 2017
p49-0070	MO	HOA Discrepancy	N/A	June 1, 2017
p49-0120	MO	HOA Discrepancy	N/A	June 1, 2017
p49-0129	MO	HOA Discrepancy	N/A	June 1, 2017
p40-0315	NC	HOA Discrepancy	N/A	June 1, 2017
p40-0355	NC	HOA Discrepancy	N/A	June 1, 2017
p40-0381	NC	HOA Discrepancy	N/A	June 1, 2017
p40-0415	NC	HOA Discrepancy	N/A	June 1, 2017
p40-0433	NC	HOA Discrepancy	N/A	June 1, 2017
p40-0452	NC	HOA Discrepancy	N/A	June 1, 2017
p40-0460	NC	HOA Discrepancy	N/A	June 1, 2017
p40-0578	NC	HOA Discrepancy	N/A	June 1, 2017
p40-0582	NC	HOA Discrepancy	N/A	June 1, 2017
p52-0187	OR	HOA Discrepancy	N/A	June 1, 2017
p52-0195	OR	HOA Discrepancy	N/A	June 1, 2017
p52-0234	OR	HOA Discrepancy	N/A	June 1, 2017

Subject Property Originally Designated Non- HOA	State	Description of Discrepancy	Revised Designation (HOA or apparent Non- HOA)	Date of Updated Designation
p52-0253	OR	HOA Discrepancy	N/A	June 1, 2017
p53-0085	PA	HOA Discrepancy	N/A	June 1, 2017
p53-0237	PA	HOA Discrepancy	N/A	June 1, 2017
p53-0272	PA	HOA Discrepancy	N/A	June 1, 2017
p41-0077	SC	HOA Discrepancy	N/A	June 1, 2017
p54-0001	TN	HOA Discrepancy	N/A	June 1, 2017
p54-0002	TN	HOA Discrepancy	N/A	June 1, 2017
p54-0006	TN	HOA Discrepancy	N/A	June 1, 2017
p54-0009	TN	HOA Discrepancy	N/A	June 1, 2017
p54-0018	TN	HOA Discrepancy	N/A	June 1, 2017
p54-0021	TN	HOA Discrepancy	N/A	June 1, 2017
p54-0032	TN	HOA Discrepancy	N/A	June 1, 2017
p54-0033	TN	HOA Discrepancy	N/A	June 1, 2017
p22-0393	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2445	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2672	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2702	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2712	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2725	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2750	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2758	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2807	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2831	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2842	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2858	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2963	TX	HOA Discrepancy	N/A	June 1, 2017
p56-2968	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3119	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3217	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3225	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3281	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3310	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3336	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3342	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3345	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3356	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3365	TX	HOA Discrepancy	N/A	June 1, 2017

Subject Property Originally Designated Non- HOA	State	Description of Discrepancy	Revised Designation (HOA or apparent Non- HOA)	Date of Updated Designation
p56-3504	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3555	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3582	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3583	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3584	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3600	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3633	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3712	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3716	TX	HOA Discrepancy	N/A	June 1, 2017
p56-3780	TX	HOA Discrepancy	N/A	June 1, 2017
p55-0012	UT	HOA Discrepancy	N/A	June 1, 2017
p55-0013	UT	HOA Discrepancy	N/A	June 1, 2017
p39-0037	VA	HOA Discrepancy	N/A	June 1, 2017
p34-0547	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0589	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0649	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0739	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0749	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0806	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0808	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0833	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0905	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0951	WA	HOA Discrepancy	N/A	June 1, 2017
p34-0956	WA	HOA Discrepancy	N/A	June 1, 2017
p34-1080	WA	HOA Discrepancy	N/A	June 1, 2017